Supplement to the
           John Hancock Income Funds Prospectus dated August 30, 1996





   On page 28, the sales compensation chart for Class B shares is revised for
     Limited-Term Government Fund and Intermediate Maturity Government Fund
                        ("the Group 1 funds") as follows:



Class B investments

                           Maximum
                           reallowance                First year                  Maximum
                           or commission              service fee                 total compensation
                           (% of offering price)      (% of net investment)       (% of offering price)
Group 1 funds
All amounts                2.25%                      0.25%                       2.50%


















INCPS  10/96